EQUITY (Details Narrative) ₪ / shares in Units, $ / shares in Units, $ in Thousands, ₪ in Millions			3 Months Ended				12 Months Ended
	Mar. 31, 2024 ₪ / shares shares	Feb. 18, 2021 shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 ILS (₪) shares	Mar. 31, 2021 $ / shares shares	Mar. 31, 2021 ₪ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Feb. 28, 2021 shares
Subsidiary, Sale of Stock [Line Items]
Number of shares reserve stock splits	11.4372
Sale of stock price per share | ₪ / shares	₪ 0.00286
Converted preferred shares										467,571
Shares issued			42,735							1,565,000
Sales and marketing expenses | $								$ 269
Business acquisition description			the Company completed a financing round through a private placement and a public offering. As part of the public offering, the Company issued 352,276 units, each composed of 8.74 ordinary shares and 5.68 Series 3 options. The options will vest over a period of 3 years, with an exercise price of $9.1 (NIS 32) for one year period and $11.4 (NIS 41.2) for additional two years period. In the private placement, the Company issued 42,735 units, each composed of 8.74 ordinary shares and 7.43 Series 3 options as well as 16,239 units, each composed of 8.74 ordinary shares and 5.68 Series 3 options. Gross issue proceeds were $29 million (NIS 96 million). Issuance costs amounted to USD 1.7 million (NIS 5.7 million), including NIS 0.5 million paid to an advisor through the allocation of shares and Series 3 options, were recognized as a deduction from additional paid-in capital	the Company completed a financing round through a private placement and a public offering. As part of the public offering, the Company issued 352,276 units, each composed of 8.74 ordinary shares and 5.68 Series 3 options. The options will vest over a period of 3 years, with an exercise price of $9.1 (NIS 32) for one year period and $11.4 (NIS 41.2) for additional two years period. In the private placement, the Company issued 42,735 units, each composed of 8.74 ordinary shares and 7.43 Series 3 options as well as 16,239 units, each composed of 8.74 ordinary shares and 5.68 Series 3 options. Gross issue proceeds were $29 million (NIS 96 million). Issuance costs amounted to USD 1.7 million (NIS 5.7 million), including NIS 0.5 million paid to an advisor through the allocation of shares and Series 3 options, were recognized as a deduction from additional paid-in capital	the Company completed an IPO of its securities on the TASE and issued to the public 33,754 units, each composed of 8.74 ordinary shares, 6.56 Series 1 and 2.19 Series 2 options. Option series 1 will exercise period is within one year, with an exercise price of $29.7 (NIS 92.9). Option series 2 exercise period is within two years, with an exercise price of $44.6 (NIS 139.5). Gross issue proceeds were $8.4 million (NIS 27.4 million). Issuance costs were $0.6 million (NIS 1.9 million), recognized as a deduction from additional paid-in capital	the Company completed an IPO of its securities on the TASE and issued to the public 33,754 units, each composed of 8.74 ordinary shares, 6.56 Series 1 and 2.19 Series 2 options. Option series 1 will exercise period is within one year, with an exercise price of $29.7 (NIS 92.9). Option series 2 exercise period is within two years, with an exercise price of $44.6 (NIS 139.5). Gross issue proceeds were $8.4 million (NIS 27.4 million). Issuance costs were $0.6 million (NIS 1.9 million), recognized as a deduction from additional paid-in capital
Number of shares issued					33,754	33,754
Stock option exercise price | $ / shares			$ 9.1
Payments of debt issuance costs							$ 1,700	8,400	₪ 27.4
Payments of debt issuance costs			$ 1,700	₪ 5.7				600	₪ 1.9
Share issued price per share | $ / shares			$ 8.74
Number of shares issued for services			8.74	8.74
Proceeds from issuance or sale of equity			$ 29,000	₪ 96.0
Number of shares issued, value				₪ 0.5			$ 27,870	7,645
Option One [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option exercise price | (per share)					$ 29.7	₪ 92.9
Option Two [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option exercise price | (per share)					$ 44.6	₪ 139.5
Series Three [Member]
Subsidiary, Sale of Stock [Line Items]
Share issued price per share | $ / shares			$ 5.68
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Grant shares		26,230
Description of transaction		the Company, exercisable for a price per share at 120% of a the share price that would be determined at the IPO and for a period of five years
Payments of debt issuance costs | $								$ 600
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued			352,276
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Converted preferred shares	18,881,400
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Converted preferred shares	1,650,875